UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2011

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners LP	June 7, 2011	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
		Election of Directors:	Issuer
For	For	1) Forrest E. Wylie
For	For	2) Joseph A. Lasala, Jr.
For	For	3) Martin A. White

For	For	Ratification of Deloitte & Touche LLP	Issuer

For	For	Advisory resolution on executive compensation	Issuer

3 Years	For	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
MarkWest Energy Partners, LP	June 1, 2011	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
Frank M. Semple
Donald D. Wolf
Keith E. Bailey
Michael L. Beatty
Charles K. Dempster
Donald C Hepperman
William A. Kellstrom
Anne E. Fox Mounsey
William P. Nicoletti

For	For	To approve, on an advisory basis, the compensation of the Partnership's named executive officers as described in the Partnership's Proxy Statement for the 2011 Annual Meeting of Common Unitholders	Issuer

3 Years	For	To recommend, on an advisory basis, the frequency of the advisory vote on the compensation of the Partnership's named executive officers	Issuer

For	For	Ratification of Deloitte & Touche LLP as the Partnerships's Independent Public Accountants for the fiscal year ending December 31, 2011	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, LLC	May 18, 2011	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
James G Crump
Ernie L. Danner
Scott A. Griffiths
Michael L. Johnson
Michael G. Macdougall
R. Bruce Nothcutt
T. William Porter
William L. Thacker

For	For	Ratification of Deloitte & Touche LLP as Independent Registered Public Accounting Firm for 2011	Issuer

For	For	Approval of an Amendment to the Long-Term Incentive Plan to increase the number of Common Units From 5,000,000 to 6,200,000	Issuer

For	For	Approval of an Amendment to the Long-Term Incentive Plan to extend the term of the Plan from November 15, 2014 to November 15, 2019	Issuer

For	For	Advisory vote on the compensation philosophy, policies and procedures and the executive compensation disclosed in the Proxy Statement	Issuer

3 Years	For	Advisory vote on the frequency of the advisory vote on executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Nustar Energy L P	May 5, 2011	67058H102	NS

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	To approve the Nustar GP, LLC Third Amended and Restated 2000 Long-Term Incentive Plan increasing the total number of Common Units available under the Plan to 3.25 Million	Issuer

For	For	Ratify the Appointment of KPMG LLP as Nustar Energy L.P.'s Independent Registered Accounting Firm for 2011	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners LP	April 27, 2011	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
James C. Kempner
Michael N Mears
James R. Montague

For	For	Proposal to amend Long-Term Incentive Plan	Issuer

For	For	Advisory vote on executive compensation	Issuer

3 Years	For	Advisory vote on frequency of vote on executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, LLC	November 17, 2010	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
A proposal to approve: (A) Changes to the terms of Series A convertible preferred units to provide for full voting rights for such units and full convertibility of such units into common units on a one-for-one basis and (B) The issuance of additional common units upon conversion of Series A convertible preferred units.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners LP	November 16, 2010	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
Approval of a First Amended and Restated Agreement and Plan of Merger by and among Buckeye Partners, L.P. (The "Partnership"), Buckeye GP LLC, Grand Ohio, LLC, Buckeye GP Holdings L.P. & Mainline Management LLC, dated as of August 18, 2010 and the transactions contemplated thereby, all as more fully described in the proxy statement.
Issuer

For	For	To consider and vote upon the approval of the Amended and Restated Agreement of Limited Partnership of the Partnership.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE MLP FUND, INC.

Date: August 26, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer